Financial Assets and Financial Liabilities - Summary of Financial Assets and Financial Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised costs	¥ 10,445,921		¥ 8,545,293
Fair Value through OCI	3,829,777		3,227,295
Other financial liabilities at amortized cost	11,942,406		10,657,530
Total	14,275,698	$ 2,009,643	11,772,588
Total	11,942,406	1,681,177	10,657,530
Trade and bill receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised costs	3,582,800		3,259,800
Fair Value through OCI	3,829,777		3,227,295
Total	7,412,577	1,043,495	6,487,095
Other receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised costs	823,650		434,750
Total	823,650	115,949	434,750
Cash and bank balances [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised costs	6,039,471		4,850,743
Total	6,039,471	850,199	4,850,743
Trade and other payables [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities at amortized cost	9,335,062		8,270,148
Total	9,335,062	1,314,131	8,270,148
Loans and borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities at amortized cost	2,540,294		2,341,432
Total	2,540,294	357,607	2,341,432
Other Financial Liability [Member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities at amortized cost	67,050		45,950
Total	¥ 67,050	$ 9,439	¥ 45,950